GOODWILL AND INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023		$ 1,136
2024		1,107
2025		781
2026		781
2027		781
Thereafter		716
Total	$ 5,112	$ 5,302	$ 6,438